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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment [ ] Amendment Number: _______

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian J. Maizey
Title: Chief Financial Officer, ESL Investments, Inc.,
       General Partner of RBS Partners, L.P.
Phone: (203) 861-4600

Signature, Place, and Date of Signing:


    /s/ Adrian J. Maizey           Greenwich, CT           February 16, 2010
----------------------------   --------------------   --------------------------
        (Signature)                (City, State)               (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            14
Form 13F Information Table Value Total:    11,034,096
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F File
No.      Number       Name
---   -------------   ----
1       28-11470      ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

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Page 1 of 1


                       FORM 13F Information Table - Public

          Column 1:         Column 2:  Column 3:   Column 4:        Column 5:         Column 6  Column 7:       Column 8:
--------------------------- --------- ----------- ----------- ---------------------- ---------- --------- ---------------------
                                                                                                            Voting Authority
                                                  Fair Market Shares or                                  ----------------------
                            Title of     CUSIP       Value    Principal  SH/   Put   Investment   Other      (a)      (b)  (c)
      Name of Issuer          Class      Number   (x $1,000)    Amount   PRN  /Call  Discretion Managers     Sole   Shared None
--------------------------- --------- ----------- ----------- ---------- --- ------- ---------- -------- ---------- ------ ----
Acxiom Corp.                 COM      005125-10-9      33,679  2,507,750  SH            SOLE              2,507,750
AutoNation, Inc.             COM      05329W-10-2     114,818  5,995,748  SH           DEFINED      1     5,995,748
AutoNation, Inc.             COM      05329W-10-2   1,411,855 73,726,086  SH             SOLE            73,726,086
AutoZone Inc.                COM      053332-10-2     600,764  3,800,623  SH           DEFINED      1     3,800,623
AutoZone Inc.                COM      053332-10-2   2,586,655 16,363,983  SH            SOLE             16,363,983
Bank of America Corporation  COM      060505-10-4       6,830    453,512  SH            SOLE                453,512
CIT Group, Inc.              COM      125581-80-1     125,017  4,527,973  SH            SOLE              4,527,973
Citigroup Inc.               COM      172967-10-1     103,438 31,250,000  SH            SOLE             31,250,000
Capital One Financial Corp.  COM      14040H-10-5     368,639  9,615,000  SH            SOLE              9,615,000
Genworth Financial, Inc.     COM CL A 37247D-10-6      99,604  8,775,684  SH            SOLE              8,775,684
Sears Holdings Corp.         COM      812350-10-6      29,623    354,985  SH           DEFINED      1       354,985
Sears Holdings Corp.         COM      812350-10-6   5,480,110 65,669,381  SH            SOLE             65,669,381
SLM Corp.                    COM      78442P-10-6      32,579  2,890,810  SH            SOLE              2,890,810
Wells Fargo & Co New         COM      949746-10-1      40,485  1,500,000  SH            SOLE              1,500,000